Investments	12 Months Ended
Jun. 30, 2022
Disclosure Of Investment Explanatory Abstract
Investments

12. Investments

a)	Changes in investments

	2021	Capital increase	Share of profit of a joint venture	Effect from conversion	2022
Cresca	1,482	-	(31)	70	1,521
Agrofy	4,127	1,994	-	-	6,121
	5,609	1,994	(31)	70	7,642

	2020	Share of profit of a joint venture	Effect from conversion	2021
Cresca	1,615	11	(144)	1,482
Agrofy	4,127	-	-	4,127
	5,742	11	(144)	5,609

b)	Interest in Joint Venture

Cresca’s summarized financial information, based on the financial statements prepared in accordance with IFRS as of and for years ended June 30, 2022 and 2021, and the reconciliation with the book value of the investment in the consolidated financial statements are presented below at the fair value adjustment on the acquisition date:

	2022	2021
Assets	3,291	3,207
Current	3,248	3,167
Cash and cash equivalents	134	146
Accounts receivable, inventories and other receivables	3,114	3,021
Noncurrent	43	40
Other noncurrent	43	40

Liabilities	249	244
Current	249	244
Trade payables, taxes and loans	249	244
Total net assets	3,042	2,963
Company’s interest – 50%	50%	50%
Company’s interest in net assets at estimated fair value	1,521	1,482

	2022	2021
Administrative expenses	(7)	(10)
Other profit/expenses	(10)	(9)
Financial income	-	41
Finance costs	(45)	-
Loss for the year	(62)	22
Company’s interest – 50%	(31)	11
Equity method	(31)	11